ACCRUED AND OTHER CURRENT LIABILITIES (Details Narrative) - USD ($)	Dec. 31, 2022	Mar. 31, 2021
Payables and Accruals [Abstract]
Accrued expense	$ 816,115
Accrued interest on related party	$ 552,000	$ 8,922